INVESTMENTS (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INVESTMENTS
Equities held	$ 8,895,559	$ 779,019
Warrants held		147,000
Total Investments	$ 8,895,559	$ 926,019	$ 3,596,592